FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Bank charges	$ (177)	$ (158)	$ (144)
Exchange rate income (losses), net	(1,050)	1,735	(969)
Interest income	5,778	2,526	1,358
Financial income, net	$ 4,551	$ 4,103	$ 245